(18) PRIVATE PENSION PLAN (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Service cost	R$ 8,243	R$ 6,356	R$ 4,570	R$ 4,945
Interest on actuarial obligations	627,590	703,927	643,894	577,324
Expected return on plan assets	(547,959)	(596,396)	(572,476)	(522,317)
Effect of asset ceiling	2,035		520	232
Total expense (income)	89,909	113,887	76,505	60,184
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Service cost	835	707	828	1,183
Interest on actuarial obligations	421,083	476,613	467,872	425,465
Expected return on plan assets	(359,588)	(392,819)	(404,184)	(375,527)
Effect of asset ceiling	0		0	0
Total expense (income)	62,330	84,501	64,514	51,121
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Service cost	4,365	3,153	3,242	3,733
Interest on actuarial obligations	114,628	127,561	121,158	110,425
Expected return on plan assets	(102,621)	(113,470)	(115,608)	(105,413)
Effect of asset ceiling	0		0	0
Total expense (income)	16,372	17,244	8,791	8,745
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Service cost	78	73	76	160
Interest on actuarial obligations	10,109	11,431	11,184	9,944
Expected return on plan assets	(8,634)	(9,437)	(9,582)	(9,691)
Effect of asset ceiling	0		0	0
Total expense (income)	1,553	2,067	1,677	413
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Service cost	175	270	59	(131)
Interest on actuarial obligations	33,552	37,395	35,211	31,490
Expected return on plan assets	(35,950)	(37,412)	(35,632)	(31,686)
Effect of asset ceiling	2,035		520	232
Total expense (income)	(188)	253	158	(95)
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Service cost	2,790	2,153	365	0
Interest on actuarial obligations	48,218	50,927	8,469	0
Expected return on plan assets	(41,166)	(43,258)	(7,470)	0
Effect of asset ceiling	0		0	0
Total expense (income)	R$ 9,842	R$ 9,822	R$ 1,364	R$ 0